UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                          811-08228

Timothy Plan

(Exact name of registrant as specified in charter)

1055 Maitland Center Commons, Maitland, FL 32751

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219-8000

(Name and address of agent for service)

Registrant’s telephone number, including area code:    800-846-7526

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

Item 1. Reports to Stockholders.

SEMI ANNUAL REPORT

June 30, 2019

Ticker Symbol

TIMOTHY PLAN U.S. LARGE CAP CORE ETF	TPLC

TIMOTHY PLAN HIGH DIVIDEND STOCK ETF	TPHD

Listed and traded on: The New York Stock Exchange

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission (the “SEC”), paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.timothyplan.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically or to continue receiving paper copies of shareholder reports, which are available free of charge, by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Schedule of Portfolio Investments
June 30, 2019

Timothy Plan US Large Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE

Common Stocks (99.9%)

Communication Services (0.2%):
Zayo Group Holdings, Inc.	3,619	119,101
		$119,101
Consumer Discretionary (9.9%):
Advance Auto Parts, Inc.	987	152,136
AutoZone, Inc.	188	206,700
Booking Holdings, Inc.	94	176,222
BorgWarner, Inc.	3,760	157,845
Bright Horizons Family Solutions, Inc.	2,209	333,272
Burlington Stores, Inc.	987	167,938
CarMax, Inc.	2,491	216,295
Columbia Sportswear Co.	1,645	164,763
Dollar General Corp.	1,786	241,396
Dr Horton, Inc.	3,384	145,952
Five Below	940	112,819
Foot Locker, Inc.	2,350	98,512
Garmin Ltd.	2,209	176,278
Genuine Parts Co.	2,820	292,095
Grand Canyon Education, Inc.	1,363	159,498
Hanesbrands, Inc.	6,157	106,024
Kohl’s Corp.	2,162	102,803
Lear Corp.	1,081	150,551
Leggett & Platt, Inc.	4,465	171,322
Lennar Corp.	3,149	152,601
LKQ Corp.	6,721	178,846
Mohawk Industries, Inc.	940	138,622
NVR, Inc.	47	158,402
Ollie’s Bargain Outlet Holdings, Inc.	1,598	139,202
O’Reilly Automotive, Inc.	564	208,296
Pool Corp.	1,504	287,264
Pultegroup, Inc.	5,687	179,822
Qurate Retail, Inc.	9,212	114,137
Ross Stores, Inc.	2,162	214,297
Service Corp. International	5,546	259,442
Tapestry, Inc.	4,465	141,674
Tractor Supply Co.	1,880	204,544
Yum China Holdings, Inc.	3,102	143,312
		$5,852,882
Consumer Staples (2.4%):
Costco Wholesale Corp.	940	248,404
Herbalife Nutrition Ltd.	4,183	178,865
Ingredion, Inc.	2,209	182,220

See notes to financial statements.

Schedule of Portfolio Investments
June 30, 2019

Timothy Plan US Large Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE

Lamb Weston Holding, Inc.	3,055	193,565
McCormick & Co., Inc.	1,598	247,707
The JM Smucker Co.	1,739	200,315
US Foods Holding Corp.	4,606	164,711
		$1,415,787
Energy (4.4%):
Anadarko Petroleum Corp.	2,350	165,816
Cabot Oil & Gas Corp.	6,016	138,127
Cimarex Energy Co.	1,927	114,329
ConocoPhillips	2,726	166,286
Continental Resources, Inc.	2,585	108,803
Diamondback Energy, Inc.	1,363	148,526
EOG Resources, Inc.	1,504	140,113
Halliburton Co.	5,076	115,428
HollyFrontier Corp.	2,867	132,685
Marathon Oil Corp.	7,191	102,184
Marathon Petroleum Corp.	2,726	152,329
Occidental Petroleum Corp.	3,055	153,605
ONEOK, Inc.	3,055	210,214
Parsley Energy, Inc.	6,392	121,512
Phillips 66	1,974	184,648
Pioneer Natural Resources Co.	940	144,628
Schlumberger Ltd.	4,136	164,365
Valero Energy Corp.	1,880	160,947
		$2,624,545
Financials (13.0%):
Aflac, Inc.	5,781	316,857
Arch Capital Group Ltd.	8,836	327,639
Arthur J Gallagher & Co.	4,042	354,039
Assurant, Inc.	2,726	289,992
BOK Financial Corp.	2,679	202,211
Brown & Brown, Inc.	10,528	352,688
CBOE Global Markets, Inc.	2,491	258,142
Commerce Bancshares, Inc.	4,653	277,597
Credit Acceptance Corp.	376	181,920
Cullen/Frost Bankers, Inc.	2,303	215,699
E*TRADE Financial Corp.	3,901	173,985
East West BanCorp, Inc.	3,854	180,252
FactSet Research Systems, Inc.	940	269,366
Fidelity National Financial, Inc.	5,781	232,974
First American Financial Corp.	4,089	219,579
Franklin Resources, Inc.	5,593	194,636
Intercontinental Exchange, Inc.	3,713	319,096

See notes to financial statements.

Schedule of Portfolio Investments
June 30, 2019

Timothy Plan US Large Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE

Invesco Ltd.	8,413	172,130
LPL Financial Holdings, Inc.	2,444	199,357
MarketAxess Holdings, Inc.	846	271,922
MSCI, Inc.	893	213,239
New York Community BanCorp, Inc.	17,155	171,207
People’s United Financial, Inc.	14,805	248,428
Popular, Inc.	3,901	211,590
Reinsurance Group of America, Inc.	1,645	256,669
Santander Consumer USA Holdings, Inc.	9,212	220,720
SEI Investments Co.	3,854	216,209
Signature Bank	1,457	176,064
SVB Financial Group	564	126,669
Synovus Financial Corp.	5,170	180,950
Torchmark Corp.	3,055	273,300
WR Berkley Corp.	5,828	384,241
		$7,689,367
Health Care (9.1%):
ABIOMED, Inc.	376	97,944
Agilent Technologies, Inc.	2,585	193,022
Align Technology, Inc.	376	102,911
Bruker Corp.	4,324	215,984
Centene Corp.	3,337	174,992
Cerner Corp.	3,290	241,157
Charles River Laboratories International, Inc.	1,175	166,733
Edwards Lifesciences Corp.	799	147,607
Encompass Health Corp.	3,572	226,322
Exelixis, Inc.	4,465	95,417
Henry Schein, Inc.	3,431	239,827
Hill-Rom Holdings, Inc.	1,927	201,603
IDEXX Laboratories, Inc.	799	219,988
Illumina, Inc.	376	138,424
Intuitive Surgical, Inc.	282	147,923
IQVIA Holdings, Inc.	1,363	219,307
Jazz Pharmaceuticals PLC	1,175	167,508
Masimo Corp.	1,457	216,831
Mettler-Toledo International	282	236,879
PerkinElmer, Inc.	1,786	172,063
PRA Health Sciences, Inc.	1,551	153,782
Regeneron Pharmaceuticals, Inc.	423	132,399
ResMed, Inc.	1,598	195,004
United Therapeutics Corp.	1,551	121,071
Varian Medical Systems, Inc.	1,504	204,740
Veeva Systems, Inc.	940	152,383
Vertex Pharamaceuticals, Inc.	987	180,996

See notes to financial statements.

Schedule of Portfolio Investments
June 30, 2019

Timothy Plan US Large Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE

Waters Corp.	799	171,977
West Pharmaceutical Services, Inc.	1,645	205,872
Zoetis, Inc.	2,209	250,699
		$5,391,365
Industrials (23.0%):
Allegion PLC	2,679	296,163
Allison Transmission Holding, Inc.	3,995	185,168
AMERCO, Inc.	705	266,878
Ametek, Inc.	2,632	239,091
AO Smith Corp.	3,713	175,105
Arconic, Inc.	6,110	157,760
Carlisle Companies, Inc.	1,692	237,574
Caterpillar, Inc.	1,081	147,329
CH Robinson Worldwide, Inc.	2,726	229,938
Cintas Corp.	1,034	245,358
Copart, Inc.	2,585	193,203
Costar Group, Inc.	376	208,327
CSX Corp.	2,867	221,820
Deere & Co.	1,128	186,921
Donaldson Co., Inc.	3,666	186,453
Dover Corp.	2,350	235,470
Eaton Corp. PLC	2,820	234,850
Emerson Electric Co.	3,102	206,965
Equifax, Inc.	1,551	209,757
Expeditors International of Washington, Inc.	2,867	217,491
Fastenal Co.	6,204	202,189
Flowserve Corp.	3,290	173,350
Fortive Corp.	2,679	218,392
Fortune Brands Home & Security, Inc.	3,478	198,698
General Dynamics Corp.	1,363	247,821
Graco, Inc.	4,371	219,337
Harris Corp.	1,034	195,560
HEICO Corp.	1,833	245,274
Hexcel Corp.	3,243	262,293
Honeywell International, Inc.	1,786	311,817
Hubbell, Inc.	1,504	196,122
Huntington Ingalls Industries, Inc.	893	200,693
IAA, Inc.	3,713	143,990
IDEX Corp.	1,410	242,718
Illinois Tool Works, Inc.	1,363	205,554
J.B. Hunt Transport Services, Inc.	1,974	180,443
Johnson Controls International PLC	6,251	258,229
Kansas City Southern	1,786	217,571
KAR Auction Services, Inc.	3,713	92,825

See notes to financial statements.

Schedule of Portfolio Investments
June 30, 2019

Timothy Plan US Large Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE

Knight-Swift Transportation Holdings, Inc.	3,572	117,304
Lennox International, Inc.	893	245,575
Lincoln Electric Holdings, Inc.	2,350	193,452
Masco Corp.	4,559	178,895
Middleby Corp.	1,316	178,581
Nordson Corp.	1,410	199,247
Norfolk Southern Corp.	1,081	215,476
Old Dominion Freight Line, Inc.	1,128	168,365
PACCAR, Inc.	3,149	225,657
Parker Hannifin Corp.	1,081	183,781
Rollins, Inc.	5,734	205,679
Roper Technologies, Inc.	611	223,785
Snap-on, Inc.	1,222	202,412
Spirit Aerosystems Holdings, Inc.	2,350	191,220
Teledyne Technologies, Inc.	893	244,566
Toro Co.	3,619	242,112
TransDigm Group, Inc.	423	204,647
Transunion	2,773	203,843
Union Pacific Corp.	1,222	206,652
United Rentals, Inc.	940	124,672
Verisk Analytics, Inc.	1,974	289,112
WABCO Holdings, Inc.	1,269	168,269
Wabtec Corp.	1,927	138,282
Waste Management, Inc.	3,055	352,455
Woodward, Inc.	1,786	202,104
XPO Logistics, Inc.	1,504	86,946
Xylem, Inc.	2,397	200,485
		$13,688,071
Information Technology (18.5%):
Advanced Micro Devices, Inc.	2,538	77,079
Alliance Data Systems Corp.	893	125,136
Amphenol Corp.	2,303	220,950
Analog Devices, Inc.	1,598	180,366
ANSYS, Inc.	987	202,157
Arrow Electronics, Inc.	2,491	177,534
Aspen Technology, Inc.	1,410	175,235
Black Knight, Inc.	3,995	240,299
Broadcom, Inc.	423	121,765
Broadridge Financial Solutions	1,645	210,034
Cadence Design Systems, Inc.	2,632	186,372
CDK Global, Inc.	3,713	183,571
CDW Corp.	1,692	187,812
Ciena Corp.	4,042	166,247
Citrix Systems, Inc.	2,961	290,594

See notes to financial statements.

Schedule of Portfolio Investments
June 30, 2019

Timothy Plan US Large Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE

Cognex Corp.	2,115	101,478
Cognizant Technology Solutions Corp.	2,914	184,718
Cypress Semiconductor Corp.	9,024	200,693
Dolby Laboratories, Inc.	3,478	224,678
DXC Technology Co.	2,256	124,418
EPAM Systems, Inc.	987	170,850
Euronet Worldwide, Inc.	1,081	181,867
F5 Networks, Inc.	1,128	164,271
Fair Isaac Corp.	658	206,625
Fidelity National Information Services, Inc.	2,303	282,532
Fiserv, Inc.	2,632	239,933
Fleetcor Technologies, Inc.	846	237,599
FLIR Systems, Inc.	3,525	190,703
Fortinet, Inc.	1,410	108,330
Genpact Ltd.	6,956	264,954
Godaddy, Inc.	1,880	131,882
IPG Photonics Corp.	564	86,997
Jack Henry & Associates, Inc.	1,786	239,181
Juniper Networks, Inc.	7,332	195,251
KLA Corp.	1,175	138,885
Lam Research Corp.	705	132,427
Maxim Integrated Products, Inc.	2,961	177,127
Microchip Technology, Inc.	1,457	126,322
Micron Technology, Inc.	2,679	103,383
Monolithic Power Systems, Inc.	987	134,015
National Instruments Corp.	3,572	149,988
NetApp, Inc.	1,880	115,996
NVIDIA Corp.	517	84,907
On Semiconductor Corp.	5,170	104,486
Paychex, Inc.	3,572	293,941
Paycom Software, Inc.	611	138,526
PTC, Inc.	1,598	143,436
RealPage, Inc.	2,397	141,063
Sabre Corp.	8,789	195,116
Seagate Technology PLC	2,773	130,664
Skyworks Solutions, Inc.	1,645	127,109
Synopsys, Inc.	1,692	217,743
TE Connectivity Ltd.	2,585	247,592
Teradyne, Inc.	3,243	155,372
The Trade Desk, Inc.	329	74,940
Total System Services, Inc.	2,256	289,377
Trimble, Inc.	3,901	175,974
Tyler Technologies, Inc.	940	203,059
Universal Display Corp.	517	97,227

See notes to financial statements.

Schedule of Portfolio Investments
June 30, 2019

Timothy Plan US Large Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE

VeriSign, Inc.	893	186,780
Western Union Co.	15,275	303,821
Wex, Inc.	940	195,614
Xilinx, Inc.	940	110,845
Zebra Technologies Corp.	564	118,152
		$11,095,998
Materials (9.7%):
Albemarle Corp.	1,974	138,989
AptarGroup, Inc.	2,491	309,732
Avery Dennison Corp.	1,833	212,041
Ball Corp.	4,277	299,347
Berry Global Group, Inc.	3,666	192,795
Celanese Corp.	1,880	202,664
CF Industries Holdings, Inc.	3,196	149,285
Chemours Co.	3,243	77,832
Crown Holdings, Inc.	3,384	206,762
Eastman Chemical Co.	2,397	186,559
Ecolab, Inc.	1,692	334,069
FMC Corp.	2,491	206,628
Freeport-McMoRan, Inc.	8,366	97,129
International Flavors & Fragrances, Inc.	1,739	252,312
International Paper Co.	3,854	166,955
LyondellBasell Industries N.V., Class A	2,303	198,357
Martin Marietta Materials, Inc.	846	194,673
Nucor Corp.	3,619	199,407
Packaging Corp. of America	1,692	161,281
PPG Industries, Inc.	1,833	213,929
Reliance Steel & Aluminum Co.	2,632	249,040
RPM International, Inc.	3,854	235,518
Sherwin-Williams Co.	517	236,936
Sonoco Products Co.	4,606	300,957
Steel Dynamics, Inc.	5,076	153,295
The Mosaic Co.	5,781	144,698
Vulcan Materials Co.	1,222	167,793
Westlake Chemical Corp.	1,974	137,114
Westrock Co.	4,230	154,268
		$5,780,365
Utilities (9.7%):
AES Corp.	12,643	211,897
Alliant Energy Corp.	6,815	334,480
American Electric Power Co., Inc.	3,995	351,600
American Water Works Co., Inc.	2,961	343,476
Atmos Energy Corp.	3,008	317,525

See notes to financial statements.

Schedule of Portfolio Investments
June 30, 2019

Timothy Plan US Large Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE

CMS Energy Corp.	5,922	342,943
Consolidated Edison, Inc.	3,572	313,193
Dominion Energy, Inc.	4,136	319,796
DTE Energy Co.	2,679	342,591
Evergy, Inc.	5,687	342,073
Eversource Energy	4,700	356,072
NextEra Energy, Inc.	1,739	356,252
OGE Energy Corp.	7,661	326,052
Pinnacle West Capital Corp.	3,290	309,556
PPL Corp.	8,507	263,802
Public Service Enterprise Group, Inc.	5,123	301,335
UGI Corp.	5,123	273,619
WEC Energy Group	4,230	352,654
		$5,758,916

Total Common Stocks (Cost $58,174,055)		$59,416,397

Total Investments (Cost $58,174,055) — 99.9%		$59,416,397
Other assets in excess of liabilities — 0.1%		$73,657
NET ASSETS - 100.00%		$59,490,054

Percentages indicated are based on net assets as of June 30, 2019.

See notes to financial statements.

Schedule of Portfolio Investments
June 30, 2019

Timothy Plan High Dividend Stock ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE

Common Stocks (99.7%)

Consumer Discretionary (5.6%):
Foot Locker, Inc.	6,251	262,042
Garmin Ltd.	5,781	461,324
Genuine Parts Co.	7,426	769,185
Hanesbrands, Inc.	16,403	282,460
Kohl’s Corp.	5,687	270,417
Lear Corp.	2,914	405,833
Leggett & Platt, Inc.	11,797	452,651
Tapestry, Inc.	11,797	374,318
		$3,278,230
Consumer Staples (1.7%):
Ingredion, Inc.	5,781	476,875
The JM Smucker Co.	4,606	530,565
		$1,007,440
Energy (6.5%):
Anadarko Petroleum Corp.	6,204	437,754
Halliburton Co.	13,489	306,740
HollyFrontier Corp.	7,520	348,026
Marathon Petroleum Corp.	7,238	404,459
Occidental Petroleum Corp.	8,084	406,464
ONEOK, Inc.	8,037	553,025
Phillips 66	5,264	492,395
Schlumberger Ltd.	10,951	435,193
Valero Energy Corp.	4,982	426,509
		$3,810,565
Financials (17.3%):
Aflac, Inc.	15,369	842,375
Arthur J Gallagher & Co.	10,716	938,614
Assurant, Inc.	7,191	764,979
BOK Financial Corp.	7,144	539,229
Cullen/Frost Bankers, Inc.	6,157	576,665
East West BanCorp, Inc.	10,105	472,611
Fidelity National Financial, Inc.	15,322	617,477
First American Financial Corp.	10,763	577,973
Franklin Resources, Inc.	14,899	518,485
Invesco Ltd.	22,372	457,731
New York Community BanCorp, Inc.	45,496	454,050
People’s United Financial, Inc.	39,292	659,319
Popular, Inc.	10,293	558,292
Santander Consumer USA Holdings, Inc.	24,487	586,709
Synovus Financial Corp.	13,818	483,630

See notes to financial statements.

Schedule of Portfolio Investments
June 30, 2019

Timothy Plan High Dividend Stock ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE

WR Berkley Corp.	15,463	1,019,475
		$10,067,614
Health Care (1.0%):
Encompass Health Corp.	9,353	592,606

Industrials (18.3%):
Caterpillar, Inc.	2,914	397,149
CH Robinson Worldwide, Inc.	7,238	610,525
Deere & Co.	2,961	490,667
Dover Corp.	6,157	616,932
Eaton Corp. PLC	7,473	622,351
Emerson Electric Co.	8,272	551,908
Fastenal Co.	16,356	533,042
General Dynamics Corp.	3,525	640,916
Honeywell International, Inc.	4,700	820,573
Hubbell, Inc.	3,995	520,948
IAA, Inc.	9,729	377,291
Illinois Tool Works, Inc.	3,666	552,869
Johnson Controls International PLC	16,638	687,316
KAR Auction Services, Inc.	9,729	243,225
Lincoln Electric Holdings, Inc.	6,204	510,713
PACCAR, Inc.	8,319	596,140
Snap-on, Inc.	3,243	537,171
Union Pacific Corp.	3,243	548,424
Waste Management, Inc.	8,037	927,228
		$10,785,388
Information Technology (11.7%):
Analog Devices, Inc.	4,230	477,440
Broadcom, Inc.	1,175	338,236
Cypress Semiconductor Corp.	24,017	534,137
Juniper Networks, Inc.	19,458	518,167
KLA Corp.	3,102	366,656
Lam Research Corp.	1,833	344,311
Maxim Integrated Products, Inc.	7,802	466,716
National Instruments Corp.	9,400	394,706
NetApp, Inc.	4,935	304,490
Paychex, Inc.	9,400	773,526
Sabre Corp.	23,359	518,570
Seagate Technology PLC	7,332	345,483
TE Connectivity Ltd.	6,862	657,242
Western Union Co.	40,561	806,758
		$6,846,438

See notes to financial statements.

Schedule of Portfolio Investments
June 30, 2019

Timothy Plan High Dividend Stock ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE

Materials (13.1%):
Avery Dennison Corp.	4,888	565,444
Celanese Corp.	4,935	531,993
CF Industries Holdings, Inc.	8,460	395,167
Chemours Co.	8,601	206,424
Eastman Chemical Co.	6,392	497,489
International Flavors & Fragrances, Inc.	4,653	675,103
International Paper Co.	10,105	437,749
LyondellBasell Industries N.V., Class A	6,016	518,158
Nucor Corp.	9,541	525,709
Packaging Corp. of America	4,512	430,084
Reliance Steel & Aluminum Co.	6,909	653,729
RPM International, Inc.	10,152	620,389
Sonoco Products Co.	12,079	789,242
Steel Dynamics, Inc.	13,489	407,368
Westrock Co.	11,186	407,953
		$7,662,001
Utilities (24.5%):
AES Corp.	33,417	560,069
Alliant Energy Corp.	18,048	885,796
American Electric Power Co., Inc.	10,528	926,569
Atmos Energy Corp.	8,037	848,386
CMS Energy Corp.	15,792	914,515
Consolidated Edison, Inc.	9,447	828,313
Dominion Energy, Inc.	10,857	839,463
DTE Energy Co.	7,050	901,554
Evergy, Inc.	15,087	907,483
Eversource Energy	12,549	950,712
NextEra Energy, Inc.	4,653	953,214
OGE Energy Corp.	20,351	866,139
Pinnacle West Capital Corp.	8,695	818,113
PPL Corp.	22,607	701,043
Public Service Enterprise Group, Inc.	13,630	801,717
UGI Corp.	13,583	725,468
WEC Energy Group	11,186	932,576
		$14,361,130

Total Common Stocks (Cost $58,124,618)		$58,411,412

Total Investments (Cost $58,124,618) — 99.7%		$58,411,412
Other assets in excess of liabilities — 0.3%		$164,974
NET ASSETS - 100.00%		$58,576,386

Percentages indicated are based on net assets as of June 30, 2019.

See notes to financial statements.

Statements of Assets and Liabilities
June 30, 2019
Timothy Plan	(Unaudited)

	Timothy Plan US Large Cap Core ETF	Timothy Plan High Dividend Stock ETF
ASSETS:

Investments, at value (Cost $58,174,055 and $58,124,618)	$59,416,397	$58,411,412
Cash and cash equivalents	45,180	75,396
Interest and dividends receivable	52,353	113,469
Total Assets	59,513,930	58,600,277
LIABILITIES:

Accrued expenses and other payables:
Investment advisory fees	23,876	23,891
Total Liabilities	23,876	23,891
NET ASSETS:

Capital	58,186,491	58,175,059
Total distributable earnings/(loss)	1,303,563	401,327
Net Assets	$59,490,054	$58,576,386

Shares Outstanding (unlimited shares authorized, no par value):	2,350,000	2,350,000

Net asset value:	$25.31	$24.93

See notes to financial statements.

Statements of Operations
For the Period Ended June 30, 2019(a)
Timothy Plan	(Unaudited)

	Timothy Plan US Large Cap Core ETF	Timothy Plan High Dividend Stock ETF
Investment Income:

Dividend income	$175,667	$353,458
Interest income	55	98
Foreign tax withholding	(105)	(296)
Total Income	175,617	353,260
Expenses:

Investment advisory fees	43,219	44,588
Total Expenses	43,219	44,588
Net Investment Income (Loss)	132,398	308,672
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains (losses) from in-kind transactions	—	(35,568)
Net change in unrealized appreciation/depreciation on investments	1,242,342	286,794
Net realized/unrealized gains on investments	1,242,342	251,226
Change in net assets resulting from operations	$1,374,740	$559,898

Amounts designated as ‘‘—’’ are $0 or have been rounded to $0.

(a) For the period from the commencement of operations on May 1, 2019 through June 30, 2019.

See notes to financial statements.

Statements of Changes in Net Assets

Timothy Plan

	Timothy Plan US Large Cap Core ETF	Timothy Plan High Dividend Stock ETF
	For the Period May 1, 2019(a) through June 30, 2019	For the Period May 1, 2019(a) through June 30, 2019
	(Unaudited)	(Unaudited)
From Investment Activities:

Operations:

Net investment income (loss)	$132,398	$308,672
Net realized gains (losses) from investment transactions	—	(35,568)
Net change in unrealized appreciation (depreciation) on investments	1,242,342	286,794
Change in net assets resulting from operations	1,374,740	559,898
Distributions to Shareholders:
Distributions	(71,177)	(158,571)
Change in net assets resulting from distributions to shareholders	(71,177)	(158,571)
Change in net assets resulting from capital transactions	58,186,491	58,175,059
Change in net assets	59,490,054	58,576,386

Net Assets:

Beginning of period	—	—
End of period	$59,490,054	$58,576,386
Capital Transactions:

Proceeds from shares issued	58,186,491	61,800,133
Cost of shares redeemed	—	(3,625,074)
Change in net assets resulting from capital transactions	58,186,491	58,175,059
Share Transactions:

Issued	2,350,000	2,500,000
Redeemed	—	(150,000)
Change in Shares	2,350,000	2,350,000

Amounts designated as ‘‘—’’ are $0 or have been rounded to $0.

(a) Commencement of operations.

See notes to financial statements.

Financial Highlights

Timothy Plan

	Timothy Plan US Large Cap Core ETF	Timothy Plan High Dividend Stock ETF
	May 1, 2019(a) through June 30, 2019	May 1, 2019(a) through June 30, 2019

Net Asset Value, Beginning of Period	$25.16	$25.10
Investment Activities:
Net Investment Income (Loss)(b)	0.07	0.15
Net Realized and Unrealized Gains (Losses) on Investments	0.11	(0.25)
Total from Investment Activities	0.18	(0.10)
Distributions to Shareholders:
Net Investment Income	(0.03)	(0.07)
Net Realized Gains From Investments	—	—
Total Distributions	(0.03)	(0.07)
Net Asset Value, End of Period	$25.31	$24.93
Total Return (excludes sales charge)(c)	0.76%	-0.40%

Ratios/Supplemental Data:
Ratio of Expenses to Average Net Assets(d)	0.52%	0.52%
Ratio of Net Investment Income (Loss) to Average Net Assets(d)	1.59%	3.59%
Net Assets, End of Period (000’s)	$59,490	$58,576
Portfolio Turnover(c)	—%	—%

(a) Commencement of operations.

(b) Per share net investment income (loss) has been calculated using the average daily shares method.

(c) Not annualized for periods less than one year.

(d) Annualized for periods less than one year.

Amounts designated as ‘‘—’’ are 0 or have been rounded to 0.

See notes to financial statements.

Notes to Financial Statements
June 30, 2019
Timothy Plan	(Unaudited)

1. ORGANIZATION:

The Timothy Plan (the “Trust”) was organized pursuant to a trust agreement dated December 16, 1993 as a Delaware business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company and thus is determined to be an investment company for accounting purposes. The Trust follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services—Investment Companies.” The Trust is comprised of multiple series funds, two of which are exchange-traded funds (“ETFs”), and are authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value. Each ETF is classified as diversified under the 1940 Act.

The accompanying financial statements are those of the Timothy Plan US Large Cap Core ETF (“US Large Cap Core ETF”) and the Timothy Plan High Dividend Stock ETF (“High Dividend Stock ETF”) (individually, a “Fund” and collectively, the “Funds”). The Funds seek to provide investment results that track the performance of an underlying index, before fees and expenses. The underlying index for the US Large Cap Core ETF and the High Dividend Stock ETF is the Victory US Large Cap Volatility Weighted BRI Index and the Victory US Large Cap High Dividend Volatility Weighted BRI Index (individually, an “Index” and collectively, the “Indices”), respectively. The remaining series funds are presented in separate annual reports.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES:

Shares of the Funds are listed and traded on the New York Stock Exchange (“NYSE” or the “Exchange”). The Funds’ shares are offered at net asset value (“NAV”) only in aggregations of 50,000 Shares (each a “Creation Unit”). The Funds will issue and redeem Creation Units principally in exchange for a basket of securities included in the respective Fund’s Index (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”), plus transaction fees (“Transaction Fees”) as further described below. Shares trade on the Exchange at market prices that may be below, at, or above NAV

Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System (“Clearing Process”) of the National Securities Clearing Corporation (“NSCC”) or (ii) a DTC

Notes to Financial Statements
June 30, 2019
Timothy Plan	(Unaudited)

participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund.

The Funds reserve the right to offer creations and redemptions of Shares for cash. In addition, Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash equal to up to 105% of the market value of the missing Deposit Securities. In each instance of such cash creations or redemptions, transaction fees may be imposed and may be higher than the transaction fees associated with in-kind creations or redemptions.

Transaction Fees include a fixed fee (“Fixed Fee”) payable to the Custodian (“Citibank N.A.”), which is imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction. Transaction Fees may also include an additional variable charge (“Variable Charge” for purchases and redemptions of Creation Units for cash or involving cash-in-lieu, to compensate each Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions. Under certain circumstances, the Transaction Fees may be waived or adjusted. In such cases, the Authorized Participant will reimburse each Fund for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by each Fund and the cash-in-lieu amount, applicable registration fees, brokerage commissions and certain taxes and other costs and expenses related to the execution of trades resulting from such transaction (up to the maximum amount shown below). In addition, purchasers of Creation Units are responsible for the costs of transferring the Deposit Securities to the account of each Fund. Variable fees received by each Fund are displayed in the Capital Share Transaction section of the Statements of Changes in Net Assets as an increase to Paid-In-Capital.

Investors who use the services of a broker, or other such intermediary may be charged a fee for such services.

The Transaction Fees for each Fund are listed below:

Fund	Fee for In Kind and Cash Purchases and Redemptions	Maximum Additional Variable Charge for Cash Purchases and Redemptions*
US Large Cap Core ETF	$500	2.00%

High Dividend Stock ETF	$500	2.00%

* As a percentage of the amount invested.

Notes to Financial Statements
June 30, 2019
Timothy Plan	(Unaudited)

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, American Depositary Receipts (“ADRs”) and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under

Notes to Financial Statements
June 30, 2019
Timothy Plan	(Unaudited)

the general supervision and responsibility of the Trust’s Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value.

A summary of the valuations as of June 30, 2019, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedules of Portfolio Investments:

Investment Securities	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Input	LEVEL 3 — Other Significant Unobservable Input	Total
US Large Cap Core ETF

Common Stock	$59,416,397	$—	$—	$59,416,397

Total Investments	$59,416,397	$—	$—	$59,416,397

High Dividend Stock ETF

Common Stock	$58,411,412	$—	$—	$58,411,412

Total Investments	$58,411,412	$—	$—	$58,411,412

Real Estate Investment Trusts (“REITs”):

The Funds may invest in REITs which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Funds or when such information becomes known.

Investment Companies:

The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable,

Notes to Financial Statements
June 30, 2019
Timothy Plan	(Unaudited)

the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Funds have been provided for in accordance with each investment’s applicable country’s tax rules and rates.

Foreign Currency Translations:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as net change in unrealized appreciation/depreciation on investments and foreign currency translations on the Statements of Operations. Any realized gains or losses from these fluctuations are disclosed as net realized gains or losses from investment transactions and foreign currency translations on the Statements of Operations.

Foreign Taxes:

The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

Dividends to Shareholders:

Dividends from net investment income, if any, are declared and paid monthly for the Funds. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition - “temporary difference”), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.

Notes to Financial Statements
June 30, 2019
Timothy Plan	(Unaudited)

Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements.

Management of the Funds has reviewed tax positions, including federal. Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

3. PURCHASES AND SALES OF SECURITIES:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) and in-kind transactions associated with purchases and sales for the period ended June 30, 2019 were as follows:

	Excluding in-kind transactions		Associated with in-kind transactions
Fund	Purchases	Sales	Purchases	Sales
US Large Cap Core ETF	$21,563	$—	$55,636,584	$—

High Dividend Stock ETF	—	—	59,270,588	3,620,106

For the period ended June 30, 2019, there were no purchases or sales of U.S. Government Securities.

4. FEES AND TRANSACTIONS WITH AFFILIATES AND OTHER PARTIES:

Timothy Partners, Ltd. (“TPL” or the “Advisor”), a Florida limited partnership, serves as the Funds’ investment advisor pursuant to an Investment Advisory Agreement. Subject at all times to the supervision and approval of the Board, the Advisor is responsible for the overall management of the Funds. The Advisor has arranged for distribution, custody, fund administration, transfer agency and all other services necessary for the Funds to operate. The Advisor receives a fee for its services, (the “Management Fee”). From the Management Fee, the Advisor is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration and accounting, legal, audit, independent trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, acquired fund fees and expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business. The Advisor’s Management Fee is designed to cause substantially all of the Funds’ expenses to be paid and to compensate

Notes to Financial Statements
June 30, 2019
Timothy Plan	(Unaudited)

the Advisor for providing services for the Funds. Both US Large Cap Core ETF and High Dividend Stock ETF pay a Management Fee equivalent to 0.52% of the Fund’s average daily net assets, computed daily and paid monthly.

Victory Capital Management, Inc., a New York corporation, serves as the Funds’ sub-advisor pursuant to a written sub-advisory agreement with the Advisor and receives fees from the Advisor for these services.

Citibank, N.A. serves as the Funds’ Custodian and Transfer Agent pursuant to a Global Custodial and Agency Services Agreement with the Trust. Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, N.A., serves as the Funds’ administrator and fund accountant pursuant to a Services Agreement with the Trust.

Foreside Fund Services, LLC (“Foreside”) serves as the Funds’ distributor.

Drake Compliance LLC provides compliance services to the Trust.

Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Advisor.

5. INVESTMENT RISKS:

Each Fund may be subject to other risks in addition to these identified risks.

ETF Risk

The NAV of a Fund can fluctuate up or down, and you could lose money investing in a Fund if the prices of the securities owned by the Fund decline. In addition, a Fund may be subject to the following risks: (1) the market price of a Fund’s shares may trade above or below its NAV; (2) an active trading market for a Fund’s shares may not develop or be maintained; or (3) trading of a Fund’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Market Risk

The prices of the securities, particularly the common stocks, in which the Funds invest, may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden, and/or prolonged. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of a Fund’s holdings to fall as part of a broad market decline. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, and other geopolitical events, can have a dramatic adverse effect on securities held by a Fund.

Notes to Financial Statements
June 30, 2019
Timothy Plan	(Unaudited)

Foreign Securities Risk

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; imposition of additional taxes; trading, settlement, custodial and other operational risks; and risk arising from the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Excluded Security Risk

Because the Index omits Excluded Securities, the Fund may be riskier than other funds that invest in a broader array of securities. Biblically Responsible Investing (“BRI”) may not be successful. Because the Index is reconstituted only at prescribed times during the year, the Fund may temporarily hold securities that do not comply with the BRI screening criteria if the application of the criteria or the nature of a company’s business changes in between these dates.

6. FEDERAL INCOME TAX INFORMATION:

As of June 30, 2019, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

US Large Cap Core ETF	$58,174,055	$2,294,846	$(1,052,504)	$1,242,342

High Dividend Stock ETF	58,124,618	1,502,046	(1,215,252)	286,794

7. RECENT ACCOUNTING PRONOUNCEMENTS:

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurements. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Funds’ early adoption of certain provisions of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of June 30, 2019. The adoption of the remaining disclosure requirements within ASU 2018-13 will not materially impact the Funds’ financial statements.

Notes to Financial Statements
June 30, 2019
Timothy Plan	(Unaudited)

8. SUBSEQUENT EVENTS:

The Funds have evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the Funds’ financial statements.

Other Information
June 30, 2019
Timothy Plan	(Unaudited)

OTHER INFORMATION

Proxy Voting and Form N-PORT Information

Proxy Voting:

Information regarding the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the SEC’s website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarters of each fiscal year on Form N- PORT. Forms N- PORT are available on the SEC’s website at www.sec.gov.

Expense Examples

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2019 (commencement of operations) through June 30, 2019.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

Other Information
June 30, 2019
Timothy Plan	(Unaudited)

use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund	Beginning Account Value 5/1/19*	Actual Ending Account Value 6/30/19	Hypothetical Ending Account Value 6/30/19	Actual Expenses Paid During Period 5/1/19 – 6/30/19**	Hypothetical Expenses Paid During Period 1/1/19 – 6/30/19***	Annualized Expense Ratio During Period 5/1/19 – 6/30/19
US Large Cap Core ETF

ETF Shares	$1,000	$1,007.60	$1,022.22	$0.87	$2.61	0.52%

High Dividend Stock ETF

ETF Shares	$1,000	$996.00	$1,022.22	$0.87	$2.61	0.52%

*	Commencement of operations

**

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 61/365 (to reflect the number of days from commencement of operations on May 1, 2019 through June 30, 2019).

***

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the more recent fiscal half-year divided by the number of days in the fiscal year).

Approval of Investment Advisory and Subadvisory Agreement
(Unaudited)
Timothy Plan

Board Initial Approval of Advisory and Sub-Advisory Agreement (Unaudited)

Timothy Partners, Ltd-Investment Advisory Agreement

The initial approval of the Investment Advisory Agreement (the “IA Agreement”) between the Trust and Timothy Partners, Ltd. (“TPL”), on behalf of the Timothy Plan Large Cap Core ETF, Timothy Plan Small Cap Core ETF, Timothy Plan International ETF, and Timothy Plan High Dividend Stock ETF was approved by the Board of Trustees (“the Board”), including a majority of the Trustees who are not interested persons of the Trust or any person who is a party to the Agreement, at an in-person meeting held on February 23, 2018, and ratified again on November 16, 2018. The IA Agreement became effective on or about April 29, 2019. A description of the material factors considered by the Board in approving the IA Agreement are set forth below.

The Trustees, including the Independent Trustees, noted with approval the Advisor’s experience and consistency in incorporating and implementing the unique, biblically-based management style that is a stated objective of all the Funds, as set forth in the Funds’ prospectus.

At the February 23, 2018 Meeting, the Board received and reviewed a description of TPL’s business and any personnel changes, a description of the compensation received by TPL from the Funds, information relating to the Advisor’s compliance and operational policies and procedures, and a description of any material legal proceedings or securities enforcement proceedings regarding TPL or its personnel (there were none of either). In addition, the Board requested and received financial statements of TPL for its fiscal year ended December 31, 2017, and noted that updated financial statements were provided at each Board Meeting. At the November 16, 2018 Meeting, TPL confirmed that there were no material changes to the materials considered at the prior Meeting.

At the February 23, 2018 Meeting, the Board received a report from TPL relating to the fees charged by TPL, both as an aggregate and in relation to fees charged by other advisors to similar funds. The materials prepared by TPL were provided to the Board in advance of the meeting. The Board considered the fees to charged by TPL in light of the services provided to the Funds by TPL, the unique nature of the Funds and their moral screening requirements, which are maintained by TPL, and TPL’s role as a manager of managers. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by TPL were fair and reasonable in light of the services provided to the

Approval of Investment Advisory and Subadvisory Agreement
(Unaudited)
Timothy Plan

Funds. At the November 16, 2018 Meeting, TPL confirmed that there were no material changes to the materials considered at the prior Meeting.

At the February 23, 2018 Meeting, the Board also discussed the nature, extent and quality of TPL’s services to be provided to the Funds. In particular, the Board noted with approval TPL’s commitment to maintaining certain targeted expense ratios for the Funds, its efforts in providing comprehensive and consistent moral screens to the investment managers, its efforts in maintaining appropriate oversight of the investment manager to each Fund, and its efforts to maintain ongoing regulatory compliance for the Funds. The Board also discussed TPL’s current fee structure and whether such structure would allow the Funds to realize economies of scale as they grow. Because ETF’s are unique in their structures, and the fees to be charged by TPL were so low, economies of scale were not considered to be a relevant consideration. Because these were to be new Funds without an operating history, past performance was not a consideration. However, the Board noted with approval that the investment managers of each Traditional Fund did not succumb to “style drift” in their management of each Fund’s assets, and that each Fund was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval the Advisor’s ongoing efforts to maintain such consistent investment discipline. The Board also noted with approval that the Advisor’s business was devoted exclusively to serving the Funds, and that the Advisor did not realize any ancillary benefits or profits deriving from its relationship with the Funds. The Board further noted with approval the Advisor’s past activities on monitoring the performance of the underlying Funds’ various investment managers and the promptness and efficiency with which problems were brought to the Board’s attention and responsible remedies offered and executed. After careful discussion and consideration, the Board, including the separate concurrence of the independent Trustees, unanimously cast an affirmative vote, and determined that the approval of the IA Agreement for an initial two-year period would be in the best interests of the Funds’ shareholders. In approving the IA Agreement, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the IA Agreement. All of the considerations discussed above were ratified at the November 16, 2018 Meeting.

Approval of Investment Advisory and Subadvisory Agreement
(Unaudited)
Timothy Plan

Victory Capital Management, Inc.-Sub-Advisory Agreement

The initial approval of the Sub-Investment Advisory Agreement (the “Sub-IA Agreement”) between Timothy Partners, Ltd. (“TPL”) and Victory Capital Management, Inc. (“Victory”), on behalf of the Timothy Plan Large Cap Core ETF, Timothy Plan Small Cap Core ETF, Timothy Plan International ETF, and Timothy Plan High Dividend Stock ETF was approved by the Board of Trustees (“the Board”), including a majority of the Trustees who are not interested persons of the Trust or any person who is a party to the Agreement, at an in-person meeting held on November 16, 2018. The Sub-IA Agreement became effective on or about April 29, 2019. A description of the material factors considered by the Board in approving the Sub-IA Agreement are set forth below.

The Board considered the following material factors in arriving at its conclusions to approve the Sub-IA Agreement. First, the Board considered the fees to be charged by Victory in light of the services provided by Victory to other similar clients. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by Victory and paid out of the fees received by TPL were fair and reasonable in light of the services provided by Victory. In reaching that determination, the Board relied on reports describing the fees paid to Victory. Next, the Board discussed the nature, extent and quality of Victory’s services to each Fund, including the investment performance of the Funds under Victory’s investment management. Because these were new Funds without an operating history, the Board considered Victory’s performance record for its other clients, noting that the Funds managed by Victory were generally robust. The Board noted with approval the reports of UBS PRIME, TPL, the Trust’s CCO, and TPL’s CCO, stating that Victory was an industry leader in the ETF management space, describing the assistance and guidance provided by Victory during the registration process, describing the assistance and guidance provided by Victory in coordinating the various service providers required for ETF’s, and describing their obvious expertise in ETF operations. Next, the Board considered whether Victory’s current fee structure would allow the Funds to realize economies of scale as they grow. The Board decided that this particular factor was moot with respect to the Sub-IA Agreement because Victory was paid out of the fees paid to TPL. After careful discussion and consideration, the Board, including the independent Trustees separately concurring, unanimously determined that the approval of the Sub-IA Agreement would be in the best interests of the Funds’ shareholders. In approving the Sub-IA Agreement, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the Sub-IA Agreement consideration.

Timothy Plan

1055 Maitland Center Commons

Maitland, Florida 32751

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS, AND YOU MAY LOSE MONEY. You should consider the fund’s investment objectives, risks, charges, and expenses. This and other important information can be found in the fund’s prospectus. To obtain a copy, visit timothyplan.com or call 800.846.7526. Read the prospectus carefully before investing or sending money. ETFs distributed by Foreside Fund Services, LLC, member FINRA and SIPC. Timothy Partners, Ltd. is not affiliated with Foreside Fund Services, LLC.

Visit our website at	Call Timothy Plan at

etf.timothyplan.com	800.846.7526

Item 2. Code of Ethics.

Not applicable __ only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable __ only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable __ only for annual reports.

Item 5.    Audit Committee of Listed Registrants.

Not applicable – only for annual reports.

Item 6.  Investments.

(a)	The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable __ only for annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Timothy Plan

By (Signature and Title) /s/ Arthur D. Ally
Arthur D. Ally, Principal Executive Officer and Principal Financial Officer

Date    August 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Arthur D. Ally
Arthur D. Ally, Principal Executive Officer and Principal Financial Officer

Date    August 28, 2019